                                      2000
                                  SEMI-ANNUAL
                                     REPORT
                                   ----------

                                     KEMPER
                                     SELECT
                        A Variable Life Insurance Policy

                                     ------

                        KILICO Variable Separate Account

PERIOD ENDED JUNE 30, 2000                                    ZURICH KEMPER LOGO

                                       Combined FINANCIAL STATEMENTS (unaudited)

KILICO VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENT OF ASSETS AND LIABILITIES

AND POLICY OWNERS' EQUITY
June 30, 2000 (unaudited)
(IN THOUSANDS)

                                                     KEMPER       KEMPER       KEMPER                     KEMPER
                                                     MONEY        TOTAL         HIGH        KEMPER      GOVERNMENT
                                                     MARKET       RETURN       YIELD        GROWTH      SECURITIES
                                        COMBINED   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
ASSETS
Investment, at current value            $13,417      1,583        3,129          663        3,731         4,311
-------------------------------------------------------------------------------------------------------------------
Dividend and other receivables               19          6           13           --           --            --
-------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                         13,436      1,589        3,142          663        3,731         4,311
-------------------------------------------------------------------------------------------------------------------
 LIABILITIES AND POLICY OWNERS' EQUITY
Liabilities:
  Mortality and expense risk charges         10         --            3           --            4             3
-------------------------------------------------------------------------------------------------------------------
  Other                                      68         60            1           --            7            --
-------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                        78         60            4           --           11             3
-------------------------------------------------------------------------------------------------------------------
Policy owners' equity                   $13,358      1,529        3,138          663        3,720         4,308
-------------------------------------------------------------------------------------------------------------------
 ANALYSIS OF POLICY OWNERS' EQUITY
Excess (deficiency) of proceeds from
  units sold over payments for units
  redeemed                              $ 2,457        849          (43)        (342)         334         1,659
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment income         8,077        680        2,250        1,124        1,706         2,317
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)
  on sales of investments                 3,107         --        1,037          (32)       1,528           574
-------------------------------------------------------------------------------------------------------------------
Unrealized appreciation
  (depreciation) of investments            (283)        --         (106)         (87)         152          (242)
-------------------------------------------------------------------------------------------------------------------
Policy owners' equity                   $13,358      1,529        3,138          663        3,720         4,308
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                                       Combined FINANCIAL STATEMENTS (unaudited)

KILICO VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)
(IN THOUSANDS)

                                                 KEMPER          KEMPER          KEMPER                          KEMPER
                                                 MONEY           TOTAL            HIGH           KEMPER        GOVERNMENT
                                                 MARKET          RETURN          YIELD           GROWTH        SECURITIES
                                 COMBINED      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
Dividend and capital gain
  distributions                  $ 1,054           38              257             111             356             292
-------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk
  charges                             67           13                5               3              27              19
-------------------------------------------------------------------------------------------------------------------------
Net investment income                987           25              252             108             329             273
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  loss on investments:
    Net realized gain (loss)
      on sales of investments        513           --               26             (57)            548              (4)
-------------------------------------------------------------------------------------------------------------------------
    Change in unrealized
      depreciation of
      investments                 (1,274)          --             (307)            (74)           (770)           (123)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  loss on investments               (761)          --             (281)           (131)           (222)           (127)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  POLICY OWNERS' EQUITY
  RESULTING FROM OPERATIONS      $   226           25              (29)            (23)            107             146
-------------------------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                                       Combined FINANCIAL STATEMENTS (unaudited)

KILICO VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENTS OF CHANGES IN

POLICY OWNERS' EQUITY
For the six months ended June 30, 2000 (unaudited) and the year ended December 31, 1999
(IN THOUSANDS)

                                                                                           KEMPER
                                                                                        MONEY MARKET
                                                        COMBINED                         SUBACCOUNT
                                              ----------------------------      ----------------------------
                                              SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                ENDED            ENDED            ENDED            ENDED
                                               JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                 2000             1999             2000             1999
OPERATIONS
  Net investment income (loss)                 $   987              601               25               39
  Net realized gain (loss) on sales of
    investments                                    513              817               --               --
  Change in unrealized appreciation
    (depreciation) of investments               (1,274)             258               --               --
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in policy
      owners' equity resulting from
      operations                                   226            1,676               25               39
------------------------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold                       2,714            6,213            2,376            5,456
  Net transfers (to) from affiliate or
    subaccounts                                 (1,004)          (2,491)          (1,080)          (1,180)
  Payments for units redeemed                   (3,374)          (4,443)          (1,723)          (3,350)
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in policy
      owners' equity from account unit
      transactions                              (1,664)            (721)            (427)             926
------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in policy
        owners' equity                          (1,438)             955             (402)             965
------------------------------------------------------------------------------------------------------------
 POLICY OWNERS' EQUITY
  Beginning of period                           14,796           13,841            1,931              966
------------------------------------------------------------------------------------------------------------
  End of period                                $13,358           14,796            1,529            1,931
------------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                                       Combined FINANCIAL STATEMENTS (unaudited)

         KEMPER                      KEMPER                      KEMPER                      KEMPER
      TOTAL RETURN                 HIGH YIELD                    GROWTH                    GOVERNMENT
       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT             SECURITIES SUBACCOUNT
-------------------------   -------------------------   -------------------------   -------------------------
SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
 JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
   2000          1999          2000          1999          2000          1999          2000          1999
    252           300           108           112           329           (29)          273           179
     26           196           (57)          (41)          548           662            (4)           --
       )
   (307           (16)          (74)          (58)         (770)          521          (123)         (189)
-------------------------------------------------------------------------------------------------------------
       )
    (29           480           (23)           13           107         1,154           146           (10)
-------------------------------------------------------------------------------------------------------------
     44            97            61           121           222           506            11            33
     81          (358)          (54)         (341)           45          (568)            4           (44)
   (423)         (433)         (293)         (153)         (778)         (439)         (157)          (68)
-------------------------------------------------------------------------------------------------------------
       )
   (298          (694)         (286)         (373)         (511)         (501)         (142)          (79)
-------------------------------------------------------------------------------------------------------------
       )
   (327          (214)         (309)         (360)         (404)          653             4           (89)
-------------------------------------------------------------------------------------------------------------
  3,465         3,679           972         1,332         4,124         3,471         4,304         4,393
-------------------------------------------------------------------------------------------------------------
  3,138         3,465           663           972         3,720         4,124         4,308         4,304
-------------------------------------------------------------------------------------------------------------

Notes to COMBINED FINANCIAL STATEMENTS (unaudited)

KILICO VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

1
     GENERAL INFORMATION
     AND SIGNIFICANT
     ACCOUNTING POLICIES     ORGANIZATION. KILICO Variable Separate Account (the
                             "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors
                             Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. KILICO and Kemper
                             Corporation are wholly-owned subsidiaries of Zurich
                             Financial Services ("ZFS"). ZFS is owned by Zurich
                             Allied A.G. and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively.
                             Zurich Allied A.G. is listed on the Swiss Market
                             Index (SMI). Allied Zurich p.l.c. is included in the FTSE-100 Share Index in London.

                             The Separate Account is used to fund policies ("Policy") for the Kemper Select variable life policies ("Kemper Select"), the Power V flexible premium variable universal life policies ("Power V"), the Farmers Variable Universal Life I flexible premium variable universal life policies ("Farmers Variable Universal Life I"), the Kemper Destinations Life modified single premium variable universal life policies ("Kemper Destinations Life") and as of February 1, 2000, Zurich Kemper LifeINVESTOR flexible premium variable universal life policies ("Zurich Kemper LifeINVESTOR"). The Separate Account is divided into seventy-six subaccount options available to Policy Owners depending upon their respective Policy. The Kemper Select policies have five subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series (formerly Investors Fund Series), an open-end diversified management investment company. The Power V policies have twenty-three subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the American Skandia Trust, the Fidelity Variable Insurance Products Fund (Initial Class Shares), the Fidelity Variable Insurance Products Fund II (Initial Class Shares), the Fidelity Variable Insurance Products Fund III (Initial Class Shares) and the Scudder Variable Life Investment Fund (Class B Shares), all of which are open-end diversified management investment companies. The Farmers Variable Universal Life I policies have twelve subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) and the Scudder Variable Life Investment Fund (Class A Shares), all of which are open-end diversified management investment companies. The Kemper Destinations Life policies have thirty-seven subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the Scudder Variable Life Investment Fund (Class A Shares), The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Investment Portfolios and the Warburg Pincus Trust, all of which are open-end diversified management investment companies. Zurich Kemper LifeINVESTOR policies have thirty-one subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Life & Annuity Index Fund d/b/a Dreyfus Stock Index Fund, the Dreyfus Variable Investment Fund, the Franklin Templeton Variable Insurance Products Trust

Notes to COMBINED FINANCIAL STATEMENTS (unaudited)

                             (Class 2 Shares), the Fidelity Variable Insurance Products Fund (Initial Class Shares), the Janus Aspen Series, the Scudder Variable Life Investment Fund (Class A Shares) and the Kemper Variable Series, all of which are open-end diversified management investment companies.

                             ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at June 30, 2000.

                             SECURITY TRANSACTIONS AND INVESTMENT
                             INCOME. Security transactions are generally accounted for on the trade date (the date when KILICO accepts risk of providing insurance coverage to the insured). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are generally reported on a first in, first out ("FIFO") cost basis.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (central time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

                             FEDERAL INCOME TAXES. The operations of the
                             Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

--------------------------------------------------------------------------------

2
     SUMMARY
     OF INVESTMENTS          Investments, at cost, at June 30, 2000, are as
                             follows (in thousands, differences are due to rounding):

                                                                                                 SHARES
                                                                                                 OWNED      COST
                                       ---------------------------------------------------------------------------
                                       KEMPER VARIABLE SERIES*:
                                       Kemper Money Market Subaccount                              955     $ 1,583
                                       Kemper Total Return Subaccount                            1,090       3,235
                                       Kemper High Yield Subaccount                                468         750
                                       Kemper Growth Subaccount                                    619       3,579
                                       Kemper Government Securities Subaccount                   3,805       4,553
                                       ---------------------------------------------------------------------------
                                       TOTAL INVESTMENTS                                                   $13,700
                                       ---------------------------------------------------------------------------

                             * Formerly Investors Fund Series.

                             The underlying investments are summarized below.

                             KEMPER MONEY MARKET SUBACCOUNT: This subaccount invests in the Kemper Money Market Portfolio of the Kemper Variable Series. The Portfolio seeks maximum current income to the extent consistent with stability of principal. The Portfolio seeks to maintain a net asset value of $1.00 per share.

Notes to COMBINED FINANCIAL STATEMENTS (unaudited)

                             KEMPER TOTAL RETURN SUBACCOUNT: This subaccount invests in the Kemper Total Return Portfolio of the Kemper Variable Series. The Portfolio seeks a high total return, a combination of income and capital appreciation.

                             KEMPER HIGH YIELD SUBACCOUNT: This subaccount invests in the Kemper High Yield Portfolio of the Kemper Variable Series. The Portfolio seeks to provide a high level of current income.

                             KEMPER GROWTH SUBACCOUNT: This subaccount invests in the Kemper Growth Portfolio of the Kemper Variable Series. The Portfolio seeks maximum appreciation of capital.

                             KEMPER GOVERNMENT SECURITIES SUBACCOUNT: This subaccount invests in the Kemper Government Securities Portfolio of the Kemper Variable Series. The Portfolio seeks high current return consistent with preservation of capital.

--------------------------------------------------------------------------------

3
     TRANSACTIONS WITH
     AFFILIATES              KILICO provides a death benefit payment upon the
                             death of the Policy Owner under the terms of the death benefit option selected by the Policy Owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy
                             Owner. These cost of insurance charges vary with the issue age, sex and rate class of the Policy
                             Owner, and are allocated among the subaccounts in the proportion of each subaccount to the Separate
                             Account value. Cost of insurance charges totaled approximately $49,701, $1,746,209, $115,535 and
                             $3,168 for the Kemper Select, Power V, Farmers
                             Variable Universal Life I and Zurich Kemper
                             LifeINVESTOR policies, respectively, for the six months ended June 30, 2000. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of 0.90% of assets except for Zurich
                             Kemper LifeINVESTOR, which assesses a daily charge at a current annual rate of 0.60% for the first ten policy years, 0.40% for policy years eleven through twenty and 0.20% for policy years twenty-one and thereafter.

                             Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

                             A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V, Farmers Variable Universal Life I and Zurich Kemper LifeINVESTOR policies prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the actual premium tax attributable to a Policy may be more or less. Under
                             Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition cost over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is deducted from the premium by KILICO under the Power V, Farmers Variable Universal Life I and Zurich Kemper LifeINVESTOR policies before investment of a Policy Owner's funds into the Separate Account. Under the Kemper Destinations Life policies, for the first ten policy years, a tax charge equal to an annual rate of 0.40% of

Notes to COMBINED FINANCIAL STATEMENTS (unaudited)

                             the average monthly cash value is assessed against the Policy. The tax charge covers a portion of KILICO'S state premium tax expense and a certain Federal income tax liability incurred as a result of the receipt of premium.

                             Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan under the Power V, Farmers Variable Universal Life I and Zurich Kemper LifeINVESTOR policies is $500 and is limited to 90% of the surrender value, less applicable surrender charges. The minimum amount of the loan under the Kemper Destinations Life policies is $1,000 and is limited to 90% of the surrender value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

                             Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Kemper Variable Series. Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

--------------------------------------------------------------------------------

4
     NET TRANSFERS (TO)
     FROM AFFILIATE OR
     SUBACCOUNTS             Net transfers (to) from affiliate or subaccounts
                             include transfers of all or part of the Policy
                             Owner's interest to or from another eligible subaccount or to the general account of KILICO.

--------------------------------------------------------------------------------

5
     POLICY OWNERS'
     EQUITY Policy owners' equity at June 30, 2000, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                            POLICY
                                                                                         NUMBER     UNIT    OWNERS'
                                                   KEMPER SELECT POLICIES               OF UNITS   VALUE    EQUITY
                                                   ----------------------               --------   -----    -------
                                       Kemper Money Market Subaccount                       527    $1.813   $   957
                                       ----------------------------------------------------------------------------
                                       Kemper Total Return Subaccount                       905     3.236     2,929
                                       ----------------------------------------------------------------------------
                                       Kemper High Yield Subaccount                         190     2.432       461
                                       ----------------------------------------------------------------------------
                                       Kemper Growth Subaccount                             444     5.399     2,398
                                       ----------------------------------------------------------------------------
                                       Kemper Government Securities Subaccount            1,933     2.205     4,261
                                       ----------------------------------------------------------------------------
                                         TOTAL KEMPER SELECT POLICY OWNERS' EQUITY                          $11,006
                                       ----------------------------------------------------------------------------

                                                                                                            POLICY
                                                                                         NUMBER     UNIT    OWNERS'
                                                      POWER V POLICIES                  OF UNITS   VALUE    EQUITY
                                                      ----------------                  --------   ------   -------
                                       Kemper Money Market Subaccount                      182     $1.169   $  213
                                       ----------------------------------------------------------------------------
                                       Kemper Total Return Subaccount                       48      4.343      209
                                       ----------------------------------------------------------------------------
                                       Kemper High Yield Subaccount                        139      1.405      197
                                       ----------------------------------------------------------------------------
                                       Kemper Growth Subaccount                            203      6.512    1,322
                                       ----------------------------------------------------------------------------
                                       Kemper Government Securities Subaccount              25      1.424       36
                                       ----------------------------------------------------------------------------
                                         TOTAL POWER V POLICY OWNERS' EQUITY                                $1,977
                                       ----------------------------------------------------------------------------

Notes to COMBINED FINANCIAL STATEMENTS (unaudited)

--------------------------------------------------------------------------------

5
     POLICY OWNERS'
     EQUITY (CONTINUED)

                                                                                                             POLICY
                                                                                          NUMBER     UNIT    OWNERS'
                                         FARMER'S VARIABLE UNIVERSAL LIFE I POLICIES     OF UNITS   VALUE    EQUITY
                                         -------------------------------------------     --------   ------   -------
                                       Kemper High Yield Subaccount                          4      $1.216     $ 5
                                       -----------------------------------------------------------------------------
                                       Kemper Government Securities Subaccount               9       1.249      11
                                       -----------------------------------------------------------------------------
                                         TOTAL FARMERS VARIABLE UNIVERSAL LIFE I POLICY
                                           OWNERS' EQUITY                                                      $16
                                       -----------------------------------------------------------------------------

                                                                                                            POLICY
                                                                                        NUMBER     UNIT     OWNERS'
                                             KEMPER DESTINATIONS LIFE POLICIES         OF UNITS    VALUE    EQUITY
                                             ---------------------------------         --------   -------   -------
                                       Kemper Money Market Subaccount                     29      $10.335    $294
                                       ----------------------------------------------------------------------------
                                         TOTAL KEMPER DESTINATIONS LIFE POLICY
                                           OWNERS' EQUITY                                                    $294
                                       ----------------------------------------------------------------------------

                                                                                                            POLICY
                                                                                         NUMBER     UNIT    OWNERS'
                                             ZURICH KEMPER LIFEINVESTOR POLICIES        OF UNITS   VALUE    EQUITY
                                             -----------------------------------        --------   ------   -------
                                       Kemper Money Market Subaccount                      64      $1.020     $65
                                       ----------------------------------------------------------------------------
                                         TOTAL ZURICH KEMPER LIFEINVESTOR POLICY
                                           OWNERS' EQUITY                                                     $65
                                       ----------------------------------------------------------------------------

NOTES

Distributed by

Investors Brokerage Services, Inc.


                                Kemper Investors Life Insurance Company
                                1 Kemper Drive
[ZURICH KEMPER LOGO]            Long Grove, IL 60049

Individual Policy Form Series L-8001   [RECYCLE LOGO] PRINTED ON RECYCLED PAPER.
L-8071S  (8/00)